May 11, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

	Re:  Rule 24f-2 Notice of Nicholas Fund, Inc.
	     File No. 2-30447
Gentlemen:

	Pursuant to Section 24 of the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder, this letter constitutes the "Rule 24f-2 Notice" of Nicholas Fund, Inc.
(the "Fund"), relating to the sale of common stock of the Fund, $0.50 par value per share (the "Shares"), during the fiscal year ended March 31, 1995:

	Number of Shares registered under the
Securities Act of 1933, other than pursuant to Rule 24f-2, which remained undersold at the beginning of the fiscal years: -0-

	Number of Shares registered during the fiscal year other than pursuant to Rule 24f-2: -0-

	Number of Shares sold during the fiscal year other than pursuant to Rule 24f-2: -0-

	Number of Shares sold during the fiscal year
in reliance upon Rule 24f-2:  8,400,287

	Enclosed herewith are (I) the opinion of counsel required under paragraph (6) of Rule 24f-2. A wire payable to the Securities and Exchange Commission in the amount of $100.00 to cover the minimum filing fee required under paragraph (c) of Rule 24f-2 has been sent. Such filing fee has been determined as follows:

	Aggregate sales price of 8,400,287 Shares sold during
	fiscal year:                                           $414,509,110.00

	Less:   Aggregate sales price of 8,417,904 Shares
		redeemed during fiscal year:                   $424,829,482.00
							       ---------------
							       ($10,320,372.00)

	Fee:    Minimum Fee - $100

						Very truly yours,

						Nicholas Fund, Inc.

						/s/ Jeffrey T. May
						______________________
						Jeffrey T. May
						Vice President and Treasurer